Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2021
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Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses

Allowance for credit losses

	For the three months ended
	January 31, 2021					January 31, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$15	$(7)	$(14)	$512	$402	$(7)	$(8)	$(20)	$367
Personal	1,309	69	(59)	(4)	1,315	935	121	(111)	(5)	940
Credit cards	1,246	25	(69)	(1)	1,201	832	177	(139)	(2)	868
Small business	140	8	(5)	–	143	61	14	(8)	(1)	66
Wholesale	2,795	(11)	(86)	(76)	2,622	1,165	102	(41)	(35)	1,191
Customers’ liability under acceptances	107	15	–	(1)	121	24	14	–	1	39
	$6,115	$121	$(226)	$(96)	$5,914	$3,419	$421	$(307)	$(62)	$3,471
Presented as:
Allowance for loan losses	$5,639				$5,478	$3,100				$3,139
Other liabilities – Provisions	363				309	295				292
Customers’ liability under acceptances	107				121	24				39
Other components of equity	6				6	–				1
The following table reconciles the opening and closing for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2021				January 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Transfers to stage 1	74	(69)	(5)	–	27	(18)	(9)	–
Transfers to stage 2	(6)	8	(2)	–	(4)	6	(2)	–
Transfers to stage 3	–	(13)	13	–	(1)	(8)	9	–
Originations	30	–	–	30	16	–	–	16
Maturities	(6)	(4)	–	(10)	(4)	(3)	–	(7)
Changes in risk, parameters and exposures	(104)	86	13	(5)	(45)	29	–	(16)
Write-offs	–	–	(9)	(9)	–	–	(12)	(12)
Recoveries	–	–	2	2	–	–	4	4
Exchange rate and other	(2)	(6)	(6)	(14)	(3)	(3)	(14)	(20)
Balance at end of period	$192	$162	$158	$512	$132	$80	$155	$367

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses
Transfers to stage 1	197	(196)	(1)	–	119	(119)	–	–
Transfers to stage 2	(27)	27	–	–	(19)	19	–	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(20)	21	–
Originations	33	–	–	33	25	–	–	25
Maturities	(22)	(27)	–	(49)	(12)	(23)	–	(35)
Changes in risk, parameters and exposures	(182)	198	69	85	(111)	141	101	131
Write-offs	–	–	(94)	(94)	–	–	(149)	(149)
Recoveries	–	–	35	35	–	–	38	38
Exchange rate and other	(2)	–	(2)	(4)	–	(1)	(4)	(5)
Balance at end of period	$476	$721	$118	$1,315	$273	$517	$150	$940

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses
Transfers to stage 1	226	(226)	–	–	118	(118)	–	–
Transfers to stage 2	(30)	30	–	–	(22)	22	–	–
Transfers to stage 3	(2)	(60)	62	–	–	(88)	88	–
Originations	2	–	–	2	2	–	–	2
Maturities	(2)	(8)	–	(10)	(1)	(8)	–	(9)
Changes in risk, parameters and exposures	(205)	231	7	33	(94)	227	51	184
Write-offs	–	–	(106)	(106)	–	–	(174)	(174)
Recoveries	–	–	37	37	–	–	35	35
Exchange rate and other	–	(1)	–	(1)	(2)	–	–	(2)
Balance at end of period	$353	$848	$–	$1,201	$174	$694	$–	$868

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses
Transfers to stage 1	13	(13)	–	–	1	(1)	–	–
Transfers to stage 2	(1)	1	–	–	(1)	1	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	9	–	–	9	3	–	–	3
Maturities	(6)	(3)	–	(9)	(1)	(1)	–	(2)
Changes in risk, parameters and exposures	(20)	20	8	8	(2)	4	11	13
Write-offs	–	–	(7)	(7)	–	–	(10)	(10)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	1	–	(1)	–	–	(1)	–	(1)
Balance at end of period	$74	$33	$36	$143	$29	$11	$26	$66

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses
Transfers to stage 1	129	(129)	–	–	27	(26)	(1)	–
Transfers to stage 2	(47)	61	(14)	–	(8)	9	(1)	–
Transfers to stage 3	(1)	(15)	16	–	(1)	(18)	19	–
Originations	207	–	–	207	66	–	–	66
Maturities	(165)	(139)	–	(304)	(43)	(53)	–	(96)
Changes in risk, parameters and exposures	(207)	257	36	86	(17)	99	50	132
Write-offs	–	–	(98)	(98)	–	–	(54)	(54)
Recoveries	–	–	12	12	–	–	13	13
Exchange rate and other	(16)	(22)	(38)	(76)	(5)	–	(30)	(35)
Balance at end of period	$895	$1,145	$582	$2,622	$300	$407	$484	$1,191

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 of our Condensed Financial Statements, and Note 2 and Note 5 of our 2020 Annual Report.
The COVID-19 pandemic significantly impacted our determination of allowance for credit losses and required the application of heightened judgment. A resurgence in the spread of COVID-19 in the latter part of 2020, including the emergence of new variants of COVID-19 in different regions, has resulted in many countries increasing the extent of containment measures, curtailing economic activity. Significant fiscal and monetary policy stimulus, as well as bank-led deferral programs introduced in the spring of 2020 have generally supported lower defaults. As the COVID-19 pandemic continues to evolve, including through the emergence of new variants of COVID-19 in different regions, governments have continued to adjust their response and approach to the pandemic. Consequently, the extent of containment measures and progress towards reopening continues to vary and fluctuate across regions. Despite recent government approvals authorizing the use of vaccines in many countries, uncertainty remains regarding vaccine efficacy, supply and availability as well as the ability of governments to quickly and effectively distribute vaccines in order to inoculate a sufficient proportion of the population to enable widespread easing of containment measures and support the transition to a fully reopened economy. As there is continued uncertainty as to how containment and support measures and vaccinations will evolve, our allowances have a higher than usual degree of uncertainty and the inputs used are inherently subject to change, which may materially change our estimate of Stage 1 and Stage 2 allowance for credit losses in future periods.
To address the uncertainties inherent in the current and future environment and to reflect all relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining significant increases in credit risk since origination and on
our weighted allowance for credit losses. In light of the significant uncertainty, the impact of expert credit judgment on our allowances remains elevated as compared to pre-pandemic levels. We applied quantitative and qualitative adjustments for the impacts of the unprecedented macroeconomic scenarios arising from the COVID-19 pandemic, including the efficacy and distribution of vaccines, the temporary effects of the bank and government led payment support programs which may not completely mitigate future losses, and the impacts to particularly vulnerable sectors affected by the COVID-19 pandemic.
All of our IFRS 9 scenarios are designed to include the impact of COVID-19 and depict an ongoing stressed environment as at January 31, 2021 relative to pre-pandemic conditions. The possibility of a more prolonged recovery period, including the re-imposition of varying degrees of containment measures in some regions have been reflected in our scenario design and weights.
Our base scenario reflects a continuation of the recovery that has been underway since the sharp drop in economic activity in calendar Q2 2020. Favourable vaccine developments have emerged since Q4 2020, and the recovery is expected to occur more quickly than our October 31, 2020 forecast. Canadian and U.S. unemployment rates are expected to remain above pre-shock levels at the end of calendar 2021 and we expect the pace of GDP growth to pick up from Q2 2021 onwards alongside the easing of containment measures.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a double-dip recession, with conditions deteriorating from Q1 2021 levels for up to two years, followed by a recovery for the remainder of the period. These scenarios assume a monetary policy response that returns the economy to a long-run, sustainable growth rate within the forecast period.
The upside scenario reflects a slightly faster and larger economic recovery than the base scenario, without prompting an offsetting monetary policy response, followed by a return to a long-run sustainable growth rate within the forecast period, at levels slightly above the base scenario.
The following provides additional detail about our forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment
– In our calendar Q1 2021 base forecast, unemployment rates are expected to decline to 8.5% in Canada and 6.6% in the U.S. We expect unemployment to continuously improve in both regions for the remainder of the year and stabilize around long run equilibriums by the latter half of 2022.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect GDP in calendar Q1 2021 to be 4.2% below pre-shock levels in Canada and 1.6% below such levels in the U.S. Canadian and U.S. GDP are expected to be 1.1% and 1.9% above pre-shock levels by the end of 2021, versus 0.2% below and 0.3% above such levels, respectively, in our Q4 2020 forecast.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to recover from trough prices in April 2020 to an average price of $50 per barrel over the next 12 months and $51 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $24 to $59 per barrel for the next 12 months and $35 to $52 per barrel for the following 2 to 5 years. As at October 31, 2020, our base forecast included an average price of $43 per barrel for the next 12 months and $48 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 4.9% over the next 12 months, with a compound annual growth rate of 4.5% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative downside and upside scenarios is (29.6)% to 8.0% over the next 12 months and 4.5% to 11.1% for the following 2 to 5 years. As at October 31, 2020, our base forecast included housing price growth of 0.6% for the next 12 months and 4.5% for the following 2 to 5 years.

Credit risk exposure by internal
risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2020 Annual Report.

	As at
	January 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$280,049	$2,261	$–	$282,310	$270,396	$2,848	$–	$273,244
Medium risk	15,066	2,944	–	18,010	15,230	3,307	–	18,537
High risk	4,480	2,557	–	7,037	4,346	1,467	–	5,813
Not rated (1)	42,729	913	–	43,642	43,176	936	–	44,112
Impaired	–	–	678	678	–	–	638	638
	342,324	8,675	678	351,677	333,148	8,558	638	342,344
Items not subject to impairment (2)				255				253
Total				$351,932				$342,597

Loans outstanding – Personal
Low risk	$70,029	$806	$–	$70,835	$71,245	$1,084	$–	$72,329
Medium risk	4,028	4,903	–	8,931	3,974	5,415	–	9,389
High risk	814	1,625	–	2,439	817	1,416	–	2,233
Not rated (1)	7,900	149	–	8,049	7,704	144	–	7,848
Impaired	–	–	242	242	–	–	212	212
Total	$82,771	$7,483	$242	$90,496	$83,740	$8,059	$212	$92,011

Loans outstanding – Credit cards
Low risk	$11,271	$31	$–	$11,302	$11,824	$63	$–	$11,887
Medium risk	1,404	1,931	–	3,335	1,596	2,360	–	3,956
High risk	124	1,083	–	1,207	132	1,105	–	1,237
Not rated (1)	479	56	–	535	490	56	–	546
Total	$13,278	$3,101	$–	$16,379	$14,042	$3,584	$–	$17,626

Loans outstanding – Small business
Low risk	$3,766	$241	$–	$4,007	$2,034	$172	$–	$2,206
Medium risk	860	492	–	1,352	1,976	1,143	–	3,119
High risk	143	177	–	320	126	192	–	318
Not rated (1)	3	–	–	3	9	–	–	9
Impaired	–	–	90	90	–	–	90	90
Total	$4,772	$910	$90	$5,772	$4,145	$1,507	$90	$5,742

Undrawn loan commitments – Retail
Low risk	$217,435	$709	$–	$218,144	$214,176	$887	$–	$215,063
Medium risk	10,451	182	–	10,633	10,402	291	–	10,693
High risk	1,271	174	–	1,445	1,141	129	–	1,270
Not rated (1)	4,832	135	–	4,967	5,238	117	–	5,355
Total	$233,989	$1,200	$–	$235,189	$230,957	$1,424	$–	$232,381

Wholesale – Loans outstanding
Investment grade	$53,719	$158	$–	$53,877	$50,998	$328	$–	$51,326
Non-investment grade	112,706	24,676	–	137,382	112,434	26,575	–	139,009
Not rated (1)	9,509	438	–	9,947	7,093	432	–	7,525
Impaired	–	–	1,862	1,862	–	–	2,235	2,235
	175,934	25,272	1,862	203,068	170,525	27,335	2,235	200,095
Items not subject to impairment (2)				10,394				8,560
Total				$213,462				$208,655

Undrawn loan commitments – Wholesale
Investment grade	$237,339	$50	$–	$237,389	$242,244	$1,022	$–	$243,266
Non-investment grade	98,347	19,533	–	117,880	92,262	21,581	–	113,843
Not rated (1)	3,480	–	–	3,480	3,918	–	–	3,918
Total	$339,166	$19,583	$–	$358,749	$338,424	$22,603	$–	$361,027

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1)
,
(2)

	As at
	January 31, 2021			October 31, 2020
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,620	$165	$1,785	$1,013	$129	$1,142
Wholesale	693	11	704	574	13	587
	$2,313	$176	$2,489	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Loans in our payment deferral programs established to help clients manage through the challenges of the COVID-19 pandemic have been re-aged to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.